As filed with the Securities and Exchange Commission on January 30, 2006
                                        File Nos. 333-29289 and 811-8255

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                        Pre-Effective Amendment No. [ ]

                      Post-Effective Amendment No. 52 [ X ]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                             Amendment No. 53 [ X ]

                        (Check appropriate box or boxes)

                              THE WORLD FUNDS, INC.
               -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
            -------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

                                 (800) 527-9525
            -------------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)


                            Thomas S. Harman, Esquire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                   ----------------------------------------
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[X] on January 31, 2006 pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

      This Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A for The World Funds, Inc. ("Registrant") incorporates by reference the Prospectus and related Statement of Additional Information that are contained in the Registrant's Post-Effective Amendment No. 49, which was filed with the Securities and Exchange Commission on December 1, 2005. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 49 to January 31, 2006.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Richmond and State of Virginia on the 30th day of January 2006.

                                        THE WORLD FUNDS, INC.

                                        By:  */s/ John Pasco, III
                                        --------------------------
                                         John Pasco, III,
                                         Chairman and Chief Executive Officer

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                      Title                     Date

*/s/ John Pasco, III      Director, Chairman             January 30, 2006
---------------------     Chief Executive
                          Officer and Chief
                          Financial Officer

John Pasco, III

*/s/ Samuel Boyd, Jr.     Director                      January 30, 2006

Samuel Boyd, Jr.

*/s/ Paul M. Dickinson    Director                      January 30, 2006

----------------------
Paul M. Dickinson

*/s/ William E. Poist     Director                      January 30, 2006

--------------------------
William E. Poist



By:/s/ John Pasco, III
-----------------------
John Pasco, III
* Attorney-in-fact pursuant to Powers-of-Attorney on file.